Average Annual Total Returns		12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Investor Class Shares | SA U.S. Fixed Income Fund | Morningstar® US Core Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.36%	(0.36%)		1.32%
Investor Class Shares | SA U.S. Fixed Income Fund | Morningstar® US 1-3 Yr Composite Government and Corporate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.37%	1.53%		1.62%
Investor Class Shares | SA U.S. Fixed Income Fund | SA U.S. Fixed Income Fund
Prospectus [Line Items]
Average Annual Return, Percent		5.23%	0.75%		0.82%
Investor Class Shares | SA U.S. Fixed Income Fund | SA U.S. Fixed Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.16%	(0.05%)		0.22%
Investor Class Shares | SA U.S. Fixed Income Fund | SA U.S. Fixed Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.07%	0.23%		0.37%
Investor Class Shares | SA Global Fixed Income Fund | Morningstar® Global Core Bond Hedged Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.16%	0.04%		1.77%
Investor Class Shares | SA Global Fixed Income Fund | Morningstar® Global 1-5 Yr Treasury Bond Hedged Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.42%	1.57%		1.76%
Investor Class Shares | SA Global Fixed Income Fund | SA Global Fixed Income Fund
Prospectus [Line Items]
Average Annual Return, Percent		5.33%	0.38%		0.88%
Investor Class Shares | SA Global Fixed Income Fund | SA Global Fixed Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.85%	(0.56%)		0.09%
Investor Class Shares | SA Global Fixed Income Fund | SA Global Fixed Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.14%	(0.11%)		0.33%
Investor Class Shares | SA U.S. Core Market Fund | Morningstar® US Market Extended Index
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.84%		12.56%
Investor Class Shares | SA U.S. Core Market Fund | SA U.S. Core Market Fund
Prospectus [Line Items]
Average Annual Return, Percent		22.83%	13.33%		12.19%
Investor Class Shares | SA U.S. Core Market Fund | SA U.S. Core Market Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.63%	12.14%		10.85%
Investor Class Shares | SA U.S. Core Market Fund | SA U.S. Core Market Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.66%	10.40%		9.70%
Investor Class Shares | SA U.S. Value Fund | Morningstar® US Market Extended Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	23.81%	13.84%		12.56%
Investor Class Shares | SA U.S. Value Fund | Morningstar® US Large-Mid Cap Broad Value Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.16%	10.70%		10.39%
Investor Class Shares | SA U.S. Value Fund | SA U.S. Value Fund
Prospectus [Line Items]
Average Annual Return, Percent		11.39%	7.72%		7.96%
Investor Class Shares | SA U.S. Value Fund | SA U.S. Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.71%	6.84%		6.63%
Investor Class Shares | SA U.S. Value Fund | SA U.S. Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.22%	5.96%		6.11%
Investor Class Shares | SA U.S. Small Company Fund | Morningstar® US Market Extended Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	23.81%	13.84%		12.56%
Investor Class Shares | SA U.S. Small Company Fund | Morningstar® US Small Cap Extended Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	11.34%	7.88%		7.88%
Investor Class Shares | SA U.S. Small Company Fund | SA U.S. Small Company Fund
Prospectus [Line Items]
Average Annual Return, Percent		11.16%	9.57%		8.16%
Investor Class Shares | SA U.S. Small Company Fund | SA U.S. Small Company Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.08%	7.98%		6.67%
Investor Class Shares | SA U.S. Small Company Fund | SA U.S. Small Company Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.66%	7.39%		6.29%
Investor Class Shares | SA International Value Fund | Morningstar® Developed Markets ex-US All Cap Target Market Exposure Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	4.34%	4.72%		5.23%
Investor Class Shares | SA International Value Fund | Morningstar® Developed Markets ex-US Value Target Market Exposure Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	5.62%	5.58%		4.79%
Investor Class Shares | SA International Value Fund | SA International Value Fund
Prospectus [Line Items]
Average Annual Return, Percent		5.49%	6.28%		4.76%
Investor Class Shares | SA International Value Fund | SA International Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.67%	5.58%		4.17%
Investor Class Shares | SA International Value Fund | SA International Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.91%	4.94%		3.79%
Investor Class Shares | SA International Small Company Fund | Morningstar® Developed Markets ex-US All Cap Target Market Exposure Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	4.34%	4.72%		5.23%
Investor Class Shares | SA International Small Company Fund | Morningstar® Developed Markets ex-US Small-Cap Target Market Exposure Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	2.51%	1.73%		4.70%
Investor Class Shares | SA International Small Company Fund | SA International Small Company Fund
Prospectus [Line Items]
Average Annual Return, Percent		3.27%	3.56%		5.21%
Investor Class Shares | SA International Small Company Fund | SA International Small Company Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.42%	2.65%		4.21%
Investor Class Shares | SA International Small Company Fund | SA International Small Company Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.69%	2.80%		4.11%
Investor Class Shares | SA Emerging Markets Value Fund | Morningstar® Emerging Markets All Cap Target Market Exposure Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]	7.03%	2.88%		4.32%
Investor Class Shares | SA Emerging Markets Value Fund | Morningstar® Emerging Markets Value Target Market Exposure Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]	8.07%	3.77%		4.90%
Investor Class Shares | SA Emerging Markets Value Fund | SA Emerging Markets Value Fund
Prospectus [Line Items]
Average Annual Return, Percent		5.47%	3.76%		3.41%
Investor Class Shares | SA Emerging Markets Value Fund | SA Emerging Markets Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.30%	2.96%		2.91%
Investor Class Shares | SA Emerging Markets Value Fund | SA Emerging Markets Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.86%	2.86%		2.71%
Investor Class Shares | SA Real Estate Securities Fund | Morningstar® US Market Extended Index
Prospectus [Line Items]
Average Annual Return, Percent	[8]	23.81%	13.84%		12.56%
Investor Class Shares | SA Real Estate Securities Fund | Morningstar® US REIT Index
Prospectus [Line Items]
Average Annual Return, Percent	[8]	4.75%	3.24%		5.63%
Investor Class Shares | SA Real Estate Securities Fund | SA Real Estate Securities Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.74%	2.66%		4.82%
Investor Class Shares | SA Real Estate Securities Fund | SA Real Estate Securities Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.66%	1.23%		3.49%
Investor Class Shares | SA Real Estate Securities Fund | SA Real Estate Securities Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.07%	1.81%		3.43%
SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Morningstar® Global Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]	16.31%	9.56%	9.11%
SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Morningstar® US Moderate Target Allocation Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]	12.95%	7.47%	7.68%
SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | SA Worldwide Moderate Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent		9.88%	6.67%	6.27%
SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | SA Worldwide Moderate Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.96%	5.17%	5.02%
SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | SA Worldwide Moderate Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.70%	4.95%	4.75%

[1]	The Morningstar® US Core Bond IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® US 1-3 Yr Composite Government and Corporate Bond IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
[2]	The Morningstar® Global Core Bond Hedged IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® Global 1-5 Yr Treasury Bond Hedged IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
[3]	The Morningstar® US Market Extended IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® US Large-Mid Cap Broad Value IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
[4]	The Morningstar® US Market Extended IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® US Small Cap Extended IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
[5]	The Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® Developed Markets ex-US Value Target Market Exposure IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
[6]	The Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® Developed Markets ex-US Small-Cap Target Market Exposure IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
[7]	The Morningstar® Emerging Markets All Cap Target Market Exposure IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® Emerging Markets Value Target Market Exposure IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
[8]	The Morningstar® US Market Extended IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® US REIT IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
[9]	The Morningstar® Global IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® US Moderate Target Allocation IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.